UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [   ]; Amendment Number: 0
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Nelson Capital Management, LLC
Address:  1860 Embarcadero Road, Suite 140
	  Palo Alto, CA 94303
	  MAC A0447-010

13F File Number:  028-10450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Shannon M. Horton
Title:     Chief Compliance Officer
Phone:   650/493-1000

Signature, Place, and Date of Signing:

   /s/	Shannon M. Horton	San Francisco, CA	January 21, 2010

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X ]      13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-165         Wells Fargo & Company